Notes to the consolidated statement of cash flows (Currencies of bank balances and cash denominated) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	¥ 16,350,332	¥ 13,871,523	¥ 13,306,139
Non-cash additions to right-of-use assets	3,194,000	2,053,000	2,234,000
Non-cash additions to lease liabilities	3,194,000	2,053,000	2,053,000
RMB [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	14,157,467	12,200,948	10,649,660
S$ [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	698,923	776,703	1,243,481
US$ [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	1,338,238	462,560	716,233
Other Currencies [Member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	¥ 155,704	¥ 431,312	¥ 696,765